Fees Summary	Dec. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,093,000
Previously Paid Amount	0.00
Total Fee Amount	841.44
Total Offset Amount	0.00
Net Fee	841.44
Narrative - Max Aggregate Offering Price	$ 6,093,000
Final Prospectus	true